SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19.  SUBSEQUENT EVENTS

Share Repurchase Program

Under the 2022 share repurchase program, as of the date of this report, the Company had repurchased 4,037,741 ADSs for approximately US$12.1 million, including 3,607,481 ADSs for approximately US$11.5 million during the period from January 1, 2023 to the date of this report.